Note 10 - Share-based Compensation (Tables)	12 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Fiscal Years Ended June 30,
	201 7	201 6
R isk-free interest rate	1.23%	1.40%
Dividend yield	—	—
Expected volatility	.67	.75
Expected life of options (years)	3.6	4.8
F air value of options granted	$0.47	$1.26

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of	Weighted Average Exercise Price	Weighted-Average Remaining Contractual	Aggregate Intrinsic Value
	Stock Options	Per Option	Term	($0000)

Balance at June 30, 201 5	3,364,117	$5.58	7.9	$—
Granted	1,636,667	2.17
Exercised	—	—
Forfeited or expired	(249,361)	12.77

Balance at June 30, 201 6	4,751,423	4.07	6.6	$—
Granted	3,582,000	0.90
Exercised	—	—
Forfeited	(489,543)	2.33
E xpired	(277,238)	11.64
Balance at June 30, 2017	7,566,642	$2.40	7.7	$—

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			June 30, 201 7
			Outstanding			Exercisable
Exercise Prices			Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
				(In Years)
$0.49	—	$1.21	2,272,000	9.76	$0.65	-	$-
$1.30	—	$1.95	1,607,467	9.01	1.38	243,217	1.51
$2.02	—	$6.11	3,558,940	5.90	3.02	2,470,156	3.27
$6.65	—	$34.86	128,235	2.32	29.14	128,235	29.14
			7,566,642	7.66	$2.40	2,841,608	$4.28

Nonvested Restricted Stock Shares Activity [Table Text Block]
		Weighted-Average
		Grant Date
	Shares	Fair Value
Outstanding at June 30, 2015	8,750	$3.93
Granted	—	—
Forfeited	—	—
Outstanding at June 30, 201 6	8,750	3.93
Granted	—	—
Released	(8,750)	3.93
Forfeited	—	—
Outstanding at June 30, 201 7	—	$—

Schedule of Nonvested Performance-based Units Activity [Table Text Block]
	Shares	Weighted Average Grant Date Fair Value
Outstanding at June 30, 201 5	96,581	$3.23
Awarded	2,500	2.49
Released	(45,716)	2.44
Forfeited	(6,334)	2.41
Unvested at June 30, 2016	47,031	7.69
Awarded	—	—
Released	—	—
Forfeited	(47,031)	7.69
Outstanding at June 30, 2017	—	$—